INCOME TAX (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities):
Tax loss carry-forwards	$ 11,747	$ 7,480
Property and equipment	(54)	(5)
Intangible asset	(529)	(838)
Warranty provision	440	432
Financing costs	1,213	1,161
Other provisions	(28)	220
Deferred tax assets	12,789	8,450
Unrecognized deferred tax assets	(12,789)	(8,450)
Recognized net deferred tax assets